Income tax expenses - General (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2017
Composition of income tax expenses
Current income tax expense	¥ 27,792		¥ 17,266	¥ 28,184
Deferred taxation	(5,263)	$ (729)	(1,717)	(1,369)
Income tax expenses	¥ 22,529	$ 3,120	¥ 15,549	¥ 26,815
Enterprise income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Undistributed earnings intended to be invested indefinitely in the PRC	¥ 304,700		¥ 233,600
Cayman Islands
Composition of income tax expenses
Withholding tax to be imposed upon payments of dividends to shareholders (as a percent)	0.00%	0.00%
Hong Kong
Composition of income tax expenses
Enterprise income tax rate (as a percent)	16.50%	16.50%	16.50%	16.50%
PRC
Composition of income tax expenses
Enterprise income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Withholding income tax rate on dividends declared by PRC companies to their foreign investors (as a percent)	10.00%	10.00%
Lower withholding income tax rate on dividends declared by PRC companies to foreign investors with certain criteria met (as a percent)	5.00%	5.00%
Minimum percentage of ownership interests held by investors in Hong Kong to qualify for lower withholding tax rate (as a percent)	25.00%	25.00%
PRC | High and New Technology Enterprises
Composition of income tax expenses
Preferential tax rate (as a percent)	15.00%	15.00%
PRC | Software Enterprise
Composition of income tax expenses
Period of full exemption from income tax	2 years	2 years
Reduction in preferential tax rate (as a percent)	50.00%	50.00%
Period of 50% reduction to income tax rate	3 years	3 years
PRC | Key Software Enterprise
Composition of income tax expenses
Preferential tax rate (as a percent)	10.00%	10.00%
Alibaba China | PRC | High and New Technology Enterprises
Composition of income tax expenses
Enterprise income tax rate (as a percent)	15.00%	15.00%	15.00%
Alibaba Beijing | PRC | High and New Technology Enterprises
Composition of income tax expenses
Enterprise income tax rate (as a percent)				15.00%
Alibaba Beijing | PRC | Software Enterprise
Composition of income tax expenses
Enterprise income tax rate (as a percent)			15.00%	12.50%	12.50%	12.50%
Period of full exemption from income tax								2 years
Reduction in preferential tax rate (as a percent)					50.00%	50.00%	50.00%
Period of 50% reduction to income tax rate						3 years